ROU ASSET AND LEASES (Details Narrative) - USD ($)	12 Months Ended
	Aug. 31, 2023	Feb. 28, 2025	Aug. 31, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Estimated incremental borrowing rate		10.00%	10.00%
Lease Termination Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Gain on lease	$ 14,890